UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2010
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-12040
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/PETER W. MAY              New York, New York            5/16/11
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          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[   ] 13F  HOLDINGS  REPORT.  (Check  here if all holdings of this reporting manager  are  reported  in  this  report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number       Name
       --------------------       -----
       28-11992                   Trian Partners General Partner, LLC

       28-12038                   Trian Partners Parallel Fund I
                                      General Partner, LLC

       28-14024                   Trian Partners Strategic Investment
                                      Fund General Partner, LLC

       28-13614                   Trian Credit Partners General Partner, LLC